Share-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 7,114	$ 6,896	$ 6,111
Compensation cost related to nonvested management incentive plan shares, performance shares, and restricted stock/units not yet recognized	$ 4,500
Compensation cost not yet recognized, period for recognition	1 year 8 months 12 days
Omnibus Incentive Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance measurement period	3 years
Compensation expense	$ 2,800	$ 2,300	$ 2,100
Restricted Stock/Unit Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted (in shares)	129,000
Weighted average grant date fair value (in USD per share)	$ 76.85	$ 81.75	$ 69.16
Restricted Stock/Unit Plan | Vesting Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	40.00%
Restricted Stock/Unit Plan | Vesting Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	30.00%
Restricted Stock/Unit Plan | Vesting Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	30.00%
Restricted Stock/Unit Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted (in shares)	77,400
Legacy Restricted Stock/Unit Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted (in shares)	0
Management Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted (in shares)	0
Award vesting period	3 years
Weighted average grant date fair value (in USD per share)	$ 0